Taxation (Preferential Tax on China) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax holiday [Line Items]
Tax holiday effect	115,750,217	125,981,081	92,146,741
ADS [Member]
Income tax holiday [Line Items]
Basic net income per share effect	0.8	0.89	0.69
Diluted net income per share effect	0.76	0.84	0.65